Reinhart Genesis PMV Fund
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Consumer Discretionary - 13.4%
Carter's	86,250	$3,559,538
frontdoor (a)	490,105	22,289,975
Gentex	295,430	7,184,858
Grand Canyon Education (a)	71,400	12,839,148
Hillman Solutions (a)	1,892,000	18,465,920
Thor Industries	85,680	8,515,735
		72,855,174

Consumer Staples - 0.8%
Sprouts Farmers Market (a)	30,000	4,452,000

Financials - 26.9%(b)
Air Lease - Class A	384,480	18,424,281
Assured Guaranty	238,600	20,836,938
First American Financial	254,000	16,685,260
First Citizens BancShares - Class A	13,630	27,915,058
First Hawaiian	460,490	12,391,786
International Bancshares	143,020	9,582,340
Skyward Specialty Insurance Group, Inc. (a)	195,000	10,143,900
White Mountains Insurance Group	7,000	12,946,500
Wintrust Financial	136,512	16,991,649
		145,917,712

Health Care - 10.3%
AdaptHealth (a)	1,605,000	18,264,900
AMN Healthcare Services, Inc. (a)	180,000	4,557,600
Encompass Health	116,920	11,708,369
Lantheus Holdings (a)	226,000	21,203,320
		55,734,189

Industrials - 16.8%
GMS (a)	136,562	10,871,701
GXO Logistics (a)	175,000	6,898,500
Insperity	280,830	24,704,615
MAXIMUS	189,000	12,322,800
Modine Manufacturing (a)	147,000	12,430,320
TriNet Group	55,000	4,054,050
U-Haul Holding - Series N	323,187	19,892,160
		91,174,146

Information Technology - 21.5%
ACI Worldwide (a)	276,000	15,828,600
ASGN (a)	144,100	9,709,458
Axcelis Technologies, Inc. (a)	315,845	17,305,148
Euronet Worldwide (a)	164,000	16,803,440
FormFactor (a)	248,000	8,258,400
InterDigital	91,000	19,441,240
PAR Technology (a)	179,375	12,324,856
Silicon Motion Technology - ADR	299,000	16,773,900
		116,445,042

Materials - 1.4%
Element Solutions	283,500	7,402,185

Real Estate - 6.7%
Alexander & Baldwin - REIT	460,032	8,331,179
Marcus & Millichap	495,605	19,070,880
Ryman Hospitality Properties - REIT	92,440	9,141,392
		36,543,451
TOTAL COMMON STOCKS (Cost $433,693,589)		530,523,899

SHORT-TERM INVESTMENTS - 2.5%		Value
Money Market Funds - 2.5%	Shares
First American Treasury Obligations Fund - Class X, 4.28% (c)	13,555,440	13,555,440
TOTAL SHORT-TERM INVESTMENTS (Cost $13,555,440)		13,555,440

TOTAL INVESTMENTS - 100.3% (Cost $447,249,029)		544,079,339
Liabilities in Excess of Other Assets - (0.3)%		(1,699,869)
TOTAL NET ASSETS - 100.0%		$542,379,470
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
REIT – Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Reinhart Genesis PMV Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$530,523,899	$–	$–	$530,523,899
Money Market Funds	13,555,440	–	–	13,555,440
Total Investments	$544,079,339	$–	$–	$544,079,339

Refer to the Schedule of Investments for further disaggregation of investment categories.